ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES
Schedule of accrued expenses

	2017	2018
Operation, maintenance and telecommunication services	7,093	8,013
General, administrative and marketing expenses	2,684	2,299
Salaries and benefits	2,664	2,219
Interest and bank charges	189	238
Total	12,630	12,769